Consolidated Statements of Financial Position - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Current
Cash	$ 250,148	$ 125,705
Prepaid expenses and other receivables	22,868	141,736
Total current assets	273,016	267,441
Property and equipment	35,445	15,272
Total assets	308,461	282,713
Current
Trade payables and other liabilities	264,806	336,575
Deposit liability	63,000	63,000
Current lease liability	16,870	11,980
Debenture payable	37,119	37,389
Convertible debentures	4,294,559	3,853,273
Derivative liabilities	421,409	1,570,675
Warrant liabilities	753,660	1,087,997
Total current liabilities	5,851,423	6,960,889
Non-current lease liability	13,683	0
Long-term loan	46,621	44,806
Total liabilities	5,911,727	7,005,695
Shareholders' Deficiency
Share capital	93,467,444	91,678,279
Contributed surplus	26,086,012	27,288,183
Equity component of convertible debentures	1,898,142	696,671
Accumulated deficit	(127,054,864)	(126,386,115)
Total shareholders' deficiency	(5,603,266)	(6,722,982)
Total liabilities and shareholders' deficiency	$ 308,461	$ 282,713